UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archon Capital Management LLC

Address:  1301 5th Ave, Suite 3008
          Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Constantinos J. Christofilis
Title:   Managing Member
Phone:   (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis      Seattle, WA         November 14, 2011
--------------------------------    ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $181,963
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                         September 30, 2011

COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COL 6   COL 7             COLUMN 8

                             TITLE OF                   VALUE     SHS OR    SH/ PUT/  INVSMT  OTHR          VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS     SOLE        SHARED      NONE
8X8 INC NEW                  COM             282914100  17,333    4,269,200 SH        Sole    None       4,269,200
ACCRETIVE HEALTH INC         COM             00438V103     849       40,000 SH        Sole    None          40,000
ALIGN TECHNOLOGY INC         COM             016255101   4,975      327,960 SH        Sole    None         327,960
CALLIDUS SOFTWARE INC        COM             13123E500   7,631    1,655,294 SH        Sole    None       1,655,294
CYNOSURE INC                 CL A            232577205  12,511    1,239,892 SH        Sole    None       1,239,892
DATAWATCH CORP               COM NEW         237917208   2,529      472,754 SH        Sole    None         472,754
DECKERS OUTDOOR CORP         COM             243537107  12,046      129,300 SH        Sole    None         129,300
DSW INC                      CL A            23334L102  10,176      220,356 SH        Sole    None         220,356
EQUINIX INC                  COM NEW         29444U502   2,665       30,000 SH        Sole    None          30,000
FARO TECHNOLOGIES INC        COM             311642102   8,741      277,061 SH        Sole    None         277,061
GREEN DOT CORP               CL A            39304D102   9,953      317,800 SH        Sole    None         317,800
HARRY WINSTON DIAMOND CORP   COM             41587B100   7,083      697,800 SH        Sole    None         697,800
HELMERICH & PAYNE INC        COM             423452101   4,856      119,600 SH        Sole    None         119,600
IMRIS INC                    COM             45322N105   4,125    1,057,600 SH        Sole    None       1,057,600
INTERACTIVE INTELLIGENCE GRO COM             45841V109   5,201      192,052 SH        Sole    None         192,052
J2 GLOBAL COMMUNICATIONS INC COM NEW         46626E205     269       10,000 SH        Sole    None          10,000
JONES SODA CO                COM             48023P106   1,220    1,865,900 SH        Sole    None       1,865,900
MARCHEX INC                  CL B            56624R108  21,102    2,482,567 SH        Sole    None       2,482,567
PACIFIC BIOSCIENCES CALIF IN COM             69404D108   1,290      401,930 SH        Sole    None         401,930
PRGX GLOBAL INC              COM NEW         69357C503   3,312      701,755 SH        Sole    None         701,755
RIGHTNOW TECHNOLOGIES INC    COM             76657R106   3,751      113,500 SH        Sole    None         113,500
SHOE CARNIVAL INC            COM             824889109  10,295      436,231 SH        Sole    None         436,231
SHUFFLE MASTER INC           COM             825549108   4,918      584,800 SH        Sole    None         584,800
TEMPUR PEDIC INTL INC        COM             88023U101   5,008       95,200 SH        Sole    None          95,200
VALUEVISION MEDIA INC        CL A            92047K107   7,888    3,342,475 SH        Sole    None       3,342,475
WOLVERINE WORLD WIDE INC     COM             978097103   9,310      280,000 SH        Sole    None         280,000
XPO LOGISTICS INC            COM             983793100   2,925      381,392 SH        Sole    None         381,392





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